Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb 13, 2012
Registrant Name	dei_EntityRegistrantName	ALGER FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000003521
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 13, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 13, 2012
Prospectus Date	rr_ProspectusDate	Apr 1, 2012

Alger Growth & Income Fund (Prospectus Summary): | Alger Growth & Income Fund
Alger Growth & Income Fund
THE ALGER FUNDS Alger Growth & Income Fund Supplement Dated February 13, 2012 to the Prospectus Dated March 1, 2011, As Revised April 1, 2011 As supplemented to date
The following is added to page 44 under the heading “Principal Investment Strategy,” as the second sentence of the second paragraph.

In considering such companies, Fred Alger Management, Inc., classifies them into three categories: Dividend Leaders - companies that generate high dividend payouts; Dividend Growers - companies that have a history of consistent dividend growth; and Kings of Cash Flow - companies that have strong potential for generating capital appreciation and the ability to return significant amounts of cash to investors as a result of their free cash flow.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 1, 2012
Alger Growth & Income Fund (Prospectus Summary): | Alger Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger Growth & Income Fund
Supplement Text	ck0000003521_SupplementTextBlock	THE ALGER FUNDS Alger Growth & Income Fund Supplement Dated February 13, 2012 to the Prospectus Dated March 1, 2011, As Revised April 1, 2011 As supplemented to date
Investment Strategy, Heading	rr_StrategyHeading	The following is added to page 44 under the heading “Principal Investment Strategy,” as the second sentence of the second paragraph.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

In considering such companies, Fred Alger Management, Inc., classifies them into three categories: Dividend Leaders - companies that generate high dividend payouts; Dividend Growers - companies that have a history of consistent dividend growth; and Kings of Cash Flow - companies that have strong potential for generating capital appreciation and the ability to return significant amounts of cash to investors as a result of their free cash flow.

Alger Growth & Income Fund | Alger Growth & Income Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALBAX
Alger Growth & Income Fund | Alger Growth & Income Fund Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALGBX
Alger Growth & Income Fund | Alger Growth & Income Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALBCX